Symetra Deferred Variable Annuity

Supplement dated July 2, 2014
to Prospectus dated May 1, 1998 as supplemented

This supplement amends certain information contained in the above-referenced prospectus (“Prospectus”). Please read this supplement in conjunction with the Prospectus and keep it for future reference. Except as noted, capitalized terms in this supplement have the same meaning as those contained in the Prospectus.

Redomestication

Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company.

Symetra Deferred Variable Annuity

Supplement dated July 2, 2014
to Statement of Additional Information
dated May 1, 1998 as supplemented

This supplement amends certain information contained in the above-referenced Statement of Additional Information ("SAI"). Please read this supplement in conjunction with the SAI and keep it for future reference. Except as noted, capitalized terms in this supplement have the same meaning as those contained in the SAI.

Redomestication

Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company.